UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue - New York, NY	10017
(Address of principal executive offices)	(Zip Code)

VanEck Associates Corporation

666 Third Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end:	September 30
Date of reporting period:	December 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N -Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

VANECK VECTORS BIOTECH ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Netherlands: 4.1%
448,856	QIAGEN NV (USD) *	$15,463,089
Spain: 2.9%
586,901	Grifols SA (ADR)	10,775,502
United States: 93.0%
154,211	Alexion Pharmaceuticals, Inc. *	15,013,983
131,669	Allergan Plc	17,598,879
116,045	Alnylam Pharmaceuticals, Inc. *	8,460,841
173,702	Amgen, Inc.	33,814,568
62,146	Biogen Idec, Inc. *	18,700,974
190,925	BioMarin Pharmaceutical, Inc. *	16,257,264
49,972	Bluebird Bio, Inc. * †	4,957,222
282,782	Celgene Corp. *	18,123,498
100,444	Charles River Laboratories International, Inc. *	11,368,252
251,347	Exact Sciences Corp. *	15,859,996
382,020	Gilead Sciences, Inc.	23,895,351
59,508	Illumina, Inc. *	17,848,234
266,652	Incyte Corp. *	16,956,401
132,876	Ionis Pharmaceuticals, Inc. *	7,183,277
147,493	IQVIA Holdings, Inc. *	17,134,262
216,881	Nektar Therapeutics *	7,128,878
120,729	Neurocrine Biosciences, Inc. *	8,621,258
53,045	Regeneron Pharmaceuticals, Inc. *	19,812,308
124,325	Sarepta Therapeutics, Inc. * †	13,567,587
104,514	Seattle Genetics, Inc. *	5,921,763
116,241	Shire Plc (ADR)	20,230,584
81,924	United Therapeutics Corp. *	8,921,524
114,272	Vertex Pharmaceuticals, Inc. *	18,936,013
		346,312,917
Total Common Stocks (Cost: $470,356,820)		372,551,508
MONEY MARKET FUND: 0.1% (Cost: $249,757)
249,757	Dreyfus Government Cash Management Fund - Institutional Shares	249,757
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $470,606,577)		372,801,265

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.9%
Repurchase Agreements: 1.9%
$1,674,745	Repurchase agreement dated 12/31/18 with Credit Agricole CIB, 3.00%, due 1/2/19, proceeds $1,675,024; (collateralized by various U.S. government and agency obligations, 4.00% to 4.50%, due 6/20/48 to 8/1/48, valued at $1,708,240 including accrued interest)	1,674,745
1,674,745	Repurchase agreement dated 12/31/18 with Daiwa Capital Markets America, Inc., 3.05%, due 1/2/19, proceeds $1,675,029; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 1/25/19 to 2/1/49, valued at $1,708,240 including accrued interest)	1,674,745
1,674,745	Repurchase agreement dated 12/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.00%, due 1/2/19, proceeds $1,675,024; (collateralized by various U.S. government and agency obligations, 2.73% to 5.50%, due 1/1/34 to 1/1/49, valued at $1,708,240 including accrued interest)	1,674,745
1,674,745	Repurchase agreement dated 12/31/18 with Nomura Securities International, Inc. , 3.00%, due 1/2/19, proceeds $1,675,024; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/3/19 to 11/20/68, valued at $1,708,240 including accrued interest)	1,674,745
351,024	Repurchase agreement dated 12/31/18 with RBC Capital Markets LLC, 3.00%, due 1/2/19, proceeds $351,083; (collateralized by various U.S. government and agency obligations, 2.21% to 6.50%, due 2/1/20 to 11/1/48, valued at $358,044 including accrued interest)	351,024
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $7,050,004)		7,050,004
Total Investments: 102.0% (Cost: $477,656,581)		379,851,269
Liabilities in excess of other assets: (2.0)%		(7,277,397)
NET ASSETS: 100.0%		$372,573,872

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $6,985,145.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Biotechnology	52.6%	$196,353,647
Health Care	35.3	131,518,286
Life Sciences Tools & Services	12.0	44,679,575
Money Market Fund	0.1	249,757
	100.0%	$372,801,265

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$372,551,508	$—	$—	$372,551,508
Money Market Fund	249,757	—	—	249,757
Repurchase Agreements	—	7,050,004	—	7,050,004
Total	$372,801,265	$7,050,004	$—	$379,851,269

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS ENVIRONMENTAL SERVICES ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
United Kingdom: 10.1%
19,672	Steris Plc (USD)	$2,101,953
United States: 90.0%
25,577	ABM Industries, Inc.	821,278
33,917	Advanced Disposal Services, Inc. *	811,973
10,879	Cantel Medical Corp.	809,942
29,400	Casella Waste Systems, Inc. *	837,606
62,047	Charah Solutions, Inc. *	518,092
15,811	Clean Harbors, Inc. *	780,273
56,320	Covanta Holding Corp.	755,814
41,175	Darling International, Inc. *	792,207
18,412	Donaldson Company, Inc.	798,897
85,726	Evoqua Water Technologies Corp. *	822,970
18,140	Heritage-Crystal Clean, Inc. *	417,401
64,367	Newpark Resources, Inc. *	442,201
28,657	Republic Services, Inc.	2,065,883
17,480	Schnitzer Steel Industries, Inc.	376,694
20,990	Stericycle, Inc. *	770,123
7,988	Tennant Co.	416,255
28,834	Tenneco, Inc.	789,763
15,279	Tetra Tech, Inc.	790,994
12,924	US Ecology, Inc.	813,954
27,767	Waste Connections, Inc.	2,061,700
23,493	Waste Management, Inc.	2,090,642
		18,784,662
Total Common Stocks (Cost: $21,608,464)		20,886,615
MONEY MARKET FUND: 1.0% (Cost: $221,030)
221,030	Dreyfus Government Cash Management Fund - Institutional Shares	221,030
Total Investments: 101.1% (Cost: $21,829,494)		21,107,645
Liabilities in excess of other assets: (1.1)%		(239,654)
NET ASSETS: 100.0%		$20,867,991

Definitions:

USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	3.7%	$789,763
Consumer Staples	3.8	792,207
Energy	2.1	442,201
Health Care	13.8	2,911,895
Industrials	73.8	15,573,855
Materials	1.8	376,694
Money Market Fund	1.0	221,030
	100.0%	$21,107,645

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$20,886,615	$—	$—	$20,886,615
Money Market Fund	221,030	—	—	221,030
Total	$21,107,645	$—	$—	$21,107,645

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS GAMING ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Australia: 14.2%
104,733	Aristocrat Leisure Ltd. #	$1,611,437
61,583	Crown Ltd. #	514,412
134,203	Star Entertainment Group Ltd. #	430,982
326,763	TABCORP Holdings Ltd. #	987,388
		3,544,219
Cambodia: 1.3%
292,000	Nagacorp Ltd. #	313,772
Canada: 3.0%
8,456	Great Canadian Gaming Corp. *	296,375
28,081	Stars Group, Inc. (USD) *	463,898
		760,273
China / Hong Kong: 24.4%
323,240	Galaxy Entertainment Group Ltd. #	2,042,095
42,024	Melco Crown Entertainment Ltd. (ADR)	740,463
88,000	Melco International Development Ltd. #	178,472
165,300	MGM China Holdings Ltd. #	276,003
412,800	Sands China Ltd. #	1,800,491
425,000	SJM Holdings Ltd. #	394,931
26	Studio City International Holdings Ltd. (ADR) *	435
287,600	Wynn Macau Ltd. #	626,158
		6,059,048
Greece: 1.5%
42,255	OPAP SA #	366,669
Ireland: 3.7%
11,376	Paddy Power Betfair Plc #	932,131
Japan: 4.3%
11,100	Heiwa Corp. #	225,754
9,879	Sankyo Co. Ltd. #	375,326
33,700	Sega Sammy Holdings, Inc. #	469,332
		1,070,412
Malaysia: 1.7%
569,998	Genting Malaysia Bhd #	416,199
Malta: 1.2%
32,302	Kindred Group Plc (SDR) #	296,845
New Zealand: 0.8%
79,603	Sky City Entertainment Group Ltd. #	189,679
Singapore: 3.2%
1,119,200	Genting Singapore Ltd. #	801,115
South Africa: 0.8%
129,329	Tsogo Sun Holdings Ltd. #	193,229
South Korea: 3.0%
20,302	Kangwon Land, Inc. #	581,210
10,069	Paradise Co. Ltd. #	170,507
		751,717
Sweden: 1.4%
21,735	Betsson AB #	179,714
38,779	NetEnt AB #	159,597
		339,311
United Kingdom: 4.5%
73,623	GVC Holdings Plc #	631,555
42,663	Playtech Ltd. #	209,248
136,115	William Hill Plc #	268,743
		1,109,546
United States: 31.1%
12,423	Boyd Gaming Corp.	258,150
60,907	Caesars Entertainment Corp. * †	413,558
1,664	Churchill Downs, Inc.	405,916
8,568	Eldorado Resorts, Inc. *	310,247
31,745	Gaming and Leisure Properties, Inc.	1,025,681
19,782	International Game Technology Plc	289,411
37,565	Las Vegas Sands Corp.	1,955,258
58,119	MGM Resorts International	1,409,967
16,919	Penn National Gaming, Inc. *	318,585
7,252	Scientific Games Corp. * †	129,666
12,469	Wynn Resorts Ltd.	1,233,309
		7,749,748
Total Common Stocks (Cost: $33,059,571)		24,893,913
RIGHTS: 0.0%
United Kingdom: 0.0% (Cost: $0)
323,603	GVC Holdings Plc Rights (a) * #	0
MONEY MARKET FUND: 0.0% (Cost: $1,562)
1,562	Dreyfus Government Cash Management Fund - Institutional Shares	1,562
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $33,061,133)		24,895,475

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.6% (Cost: $402,280)
Repurchase Agreement: 1.6%
$402,280	Repurchase agreement dated 12/31/18 with HSBC Securities USA, Inc., 3.00%, due 1/2/19, proceeds $402,347; (collateralized by various U.S. government and agency obligations, 0.00% to 1.44%, due 1/31/20 to 11/15/43, valued at $410,326 including accrued interest)	402,280
Total Investments: 101.7% (Cost: $33,463,413)		25,297,755
Liabilities in excess of other assets: (1.7)%		(428,055)
NET ASSETS: 100.0%		$24,869,700

Definitions:

ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
USD	United States Dollar

Footnotes:

(a)	Contingent Value Right
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $392,066.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $15,642,994 which represents 62.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	95.9%	$23,868,232
Real Estate	4.1	1,025,681
Money Market Fund	0.0	1,562
	100.0%	$24,895,475

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$3,544,219	$—	$3,544,219
Cambodia	—	313,772	—	313,772
Canada	760,273	—	—	760,273
China / Hong Kong	740,898	5,318,150	—	6,059,048
Greece	—	366,669	—	366,669
Ireland	—	932,131	—	932,131
Japan	—	1,070,412	—	1,070,412
Malaysia	—	416,199	—	416,199
Malta	—	296,845	—	296,845
New Zealand	—	189,679	—	189,679
Singapore	—	801,115	—	801,115
South Africa	—	193,229	—	193,229
South Korea	—	751,717	—	751,717
Sweden	—	339,311	—	339,311
United Kingdom	—	1,109,546	—	1,109,546
United States	7,749,748	—	—	7,749,748
Rights*	—	0	—	0
Money Market Fund	1,562	—	—	1,562
Repurchase Agreement	—	402,280	—	402,280
Total	$9,252,481	$16,045,274	$—	$25,297,755

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS GENERIC DRUGS ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
China / Hong Kong: 8.7%
64,000	CSPC Pharmaceutical Group Ltd. #	$91,884
1,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. #	5,728
5,500	Shanghai Fosun Pharmaceutical Group Co. Ltd. #	16,081
9,500	Shanghai Pharmaceuticals Holding Co. Ltd. #	19,293
130,500	Sino Biopharmaceutical Ltd. #	85,919
12,400	Sinopharm Group Co. Ltd. #	52,215
		271,120
Finland: 1.2%
1,073	Orion OYJ #	37,244
Hungary: 1.2%
1,922	Richter Gedeon Nyrt #	37,172
India: 17.3%
6,042	Aurobindo Pharma Ltd. #	63,357
6,187	Biocon Ltd. #	55,767
10,557	Cadila Healthcare Ltd. #	52,641
8,303	Cipla Ltd. #	61,743
1,711	Dr. Reddy's Laboratories Ltd. (ADR)	64,505
4,663	Lupin Ltd. #	56,340
22,992	Sun Pharmaceuticals Industries Ltd. #	141,683
1,745	Torrent Pharmaceuticals Ltd. #	44,240
		540,276
Indonesia: 1.6%
483,400	Kalbe Farma Tbk PT #	51,074
Ireland: 6.1%
1,601	Alkermes Plc (USD) *	47,246
2,309	Endo International Plc (USD) *	16,856
560	ICON Plc (USD) *	72,358
1,411	Perrigo Co. Plc (USD)	54,676
		191,136
Israel: 6.1%
407	Taro Pharmaceutical Industries Ltd. (USD)	34,448
10,162	Teva Pharmaceutical Industries Ltd. (ADR)	156,698
		191,146
Japan: 8.2%
1,000	Hisamitsu Pharmaceutical Co., Inc. #	55,147
5,900	Kyowa Hakko Kirin Co. Ltd. #	111,375
900	Taisho Pharmaceutical Holdings Co. Ltd. #	90,241
		256,763
Jordan: 1.8%
2,490	Hikma Pharmaceuticals Plc (GBP) #	54,409
South Africa: 1.4%
4,707	Aspen Pharmacare Holdings Ltd. #	44,055
South Korea: 9.3%
1,211	Celltrion, Inc. * #	243,276
668	Hanmi Science Co. Ltd. #	47,360
		290,636
Switzerland: 6.4%
768	Lonza Group AG #	199,058
United States: 30.7%
1,118	Albemarle Corp.	86,164
1,185	Amneal Pharmaceuticals, Inc. *	16,033
495	Charles River Laboratories International, Inc. *	56,024
2,089	IQVIA Holdings, Inc. *	242,679
5,163	Mylan NV *	141,466
7,225	Pfizer, Inc.	315,371
664	PRA Health Sciences, Inc. *	61,061
1,061	Syneos Health, Inc. *	41,750
		960,548
Total Common Stocks (Cost: $3,464,028)		3,124,637
MONEY MARKET FUND: 1.3% (Cost: $41,427)
41,427	Dreyfus Government Cash Management Fund - Institutional Shares	41,427
Total Investments: 101.3% (Cost: $3,505,455)		3,166,064
Liabilities in excess of other assets: (1.3)%		(40,073)
NET ASSETS: 100.0%		$3,125,991

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
USD	United States Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,717,302 which represents 54.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Biotechnology	10.9%	$346,289
Health Care Distributors	2.3	71,508
Life Sciences Tools & Services	21.3	672,930
Pharmaceuticals	61.5	1,947,746
Specialty Chemicals	2.7	86,164
Money Market Fund	1.3	41,427
	100.0%	$3,166,064

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$—	$271,120	$—	$271,120
Finland	—	37,244	—	37,244
Hungary	—	37,172	—	37,172
India	64,505	475,771	—	540,276
Indonesia	—	51,074	—	51,074
Ireland	191,136	—	—	191,136
Israel	191,146	—	—	191,146
Japan	—	256,763	—	256,763
Jordan	—	54,409	—	54,409
South Africa	—	44,055	—	44,055
South Korea	—	290,636	—	290,636
Switzerland	—	199,058	—	199,058
United States	960,548	—	—	960,548
Money Market Fund	41,427	—	—	41,427
Total	$1,448,762	$1,717,302	$—	$3,166,064

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR DURABLE DIVIDEND ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Automobiles & Components: 0.1%
82	Gentex Corp.	$1,657
Banks: 2.5%
474	Huntington Bancshares, Inc.	5,650
46	M&T Bank Corp.	6,584
176	The PNC Financial Services Group, Inc.	20,576
590	U.S. Bancorp	26,963
		59,773
Capital Goods: 6.9%
234	Eaton Corp. Plc	16,067
274	Emerson Electric Co.	16,372
122	Fastenal Co.	6,379
90	General Dynamics Corp.	14,149
250	Honeywell International, Inc.	33,030
122	Illinois Tool Works, Inc.	15,456
76	Ingersoll-Rand Plc	6,934
110	Lockheed Martin Corp.	28,802
20	MSC Industrial Direct Co., Inc.	1,538
284	United Technologies Corp.	30,240
		168,967
Consumer Durables & Apparel: 0.2%
62	Garmin Ltd.	3,926
Consumer Services: 5.1%
220	Carnival Corp.	10,846
48	Darden Restaurants, Inc.	4,793
26	Dunkin’ Brands Group, Inc.	1,667
288	Las Vegas Sands Corp.	14,990
324	McDonald’s Corp.	57,533
546	Starbucks Corp.	35,162
		124,991
Diversified Financials: 1.7%
48	BlackRock, Inc.	18,855
12	Cohen & Steers, Inc.	412
48	Eaton Vance Corp.	1,689
74	Federated Investors, Inc.	1,965
150	Franklin Resources, Inc.	4,449
138	Janus Henderson Group Plc	2,859
56	Legg Mason, Inc.	1,429
92	T. Rowe Price Group, Inc.	8,493
84	Waddell & Reed Financial, Inc.	1,519
		41,670
Energy: 13.8%
1,134	Chevron Corp.	123,368
1,580	Exxon Mobil Corp.	107,740
1,190	Kinder Morgan, Inc.	18,302
520	Occidental Petroleum Corp.	31,918
344	ONEOK, Inc.	18,559
188	Phillips 66	16,196
890	Williams Companies, Inc.	19,625
		335,708
Food, Beverage & Tobacco: 12.9%
1,474	Altria Group, Inc.	72,801
254	Archer-Daniels-Midland Co.	10,406
2,232	Coca-Cola Co.	105,685
158	Conagra Brands, Inc.	3,375
64	Hershey Co.	6,860
132	Kellogg Co.	7,525
242	Keurig Dr Pepper, Inc.	6,205
524	Mondelez International, Inc.	20,976
730	PepsiCo, Inc.	80,650
		314,483
Health Care Equipment & Services: 1.8%
456	Medtronic Plc	41,478
40	Quest Diagnostics, Inc.	3,331
		44,809
Household & Personal Products: 6.4%
368	Colgate-Palmolive Co.	21,903
1,460	The Procter and Gamble Co.	134,203
		156,106
Insurance: 2.0%
172	Chubb Ltd.	22,219
160	Marsh & McLennan Companies, Inc.	12,760
106	The Traverlers Companies, Inc.	12,694
		47,673
Materials: 1.8%
94	Air Products & Chemicals, Inc.	15,045
56	Eastman Chemical Co.	4,094
30	International Flavors & Fragrances, Inc.	4,028
102	Linde Plc	15,916
14	Sensient Technologies Corp.	782
138	WestRock Co.	5,211
		45,076
Media & Entertainment: 0.0%
16	John Wiley & Sons, Inc.	752
Pharmaceuticals, Biotechnology: 20.0%
286	Amgen, Inc.	55,676
742	Bristol-Myers Squibb Co.	38,569
342	Eli Lilly & Co.	39,576
942	Johnson & Johnson	121,565
1,274	Merck and Co., Inc.	97,346
3,096	Pfizer, Inc.	135,140
		487,872
Retailing: 0.3%
70	Genuine Parts Co.	6,721
Semiconductor: 2.2%
124	Analog Devices, Inc.	10,643
132	Maxim Integrated Products, Inc.	6,712
372	Texas Instruments, Inc.	35,154
		52,509
Software & Services: 3.3%
666	International Business Machines Corp.	75,704
288	The Western Union Co.	4,913
		80,617
Technology Hardware & Equipment: 4.0%
2,066	Cisco Systems, Inc.	89,520
110	TE Connectivity Ltd.	8,319
		97,839
Telecommunication Services: 5.5%
2,388	Verizon Communications, Inc.	134,253
Transportation: 1.4%
338	United Parcel Service, Inc.	32,965
Utilities: 8.1%
294	American Electric Power Co., Inc.	21,974
298	CenterPoint Energy, Inc.	8,413
192	Consolidated Edison, Inc.	14,680
508	Dominion Energy, Inc.	36,302
96	DTE Energy Co.	10,589
548	Duke Energy Corp.	47,292
132	Entergy Corp.	11,361
136	Evergy, Inc.	7,721
322	FirstEnergy Corp.	12,091
156	NiSource, Inc.	3,955
68	Pinnacle West Capital Corp.	5,794
652	PPL Corp.	18,471
		198,643
Total Common Stocks (Cost: $2,535,741)		2,437,010
MONEY MARKET FUND: 0.8% (Cost: $18,361)
18,361	Dreyfus Government Cash Management Fund - Institutional Shares	18,361
Total Investments: 100.8% (Cost: $2,554,102)		2,455,371
Liabilities in excess of other assets: (0.8)%		(18,475)
NET ASSETS: 100.0%		$2,436,896

Summary of Investments by Sector	% of Investments	Value
Communication Services	5.5%	$135,005
Consumer Discretionary	5.6	137,295
Consumer Staples	19.2	470,589
Energy	13.7	335,708
Financials	6.1	149,116
Health Care	21.7	532,681
Industrials	8.2	201,932
Information Technology	9.4	230,965
Materials	1.8	45,076
Utilities	8.1	198,643
Money Market Fund	0.7	18,361
	100.0%	$2,455,371

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$2,437,010	$—	$—	$2,437,010
Money Market Fund	18,361	—	—	18,361
Total	$2,455,371	$—	$—	$2,455,371

* See Schedule of Investments for industry sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR GLOBAL WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Australia: 3.1%
2,136	Australia & New Zealand Banking Group Ltd. #	$36,889
5,356	Brambles Ltd. #	38,301
768	Commonwealth Bank of Australia #	39,154
		114,344
Canada: 5.0%
202	Canadian Pacific Railway Ltd.	35,827
1,221	Enbridge, Inc.	37,914
1,058	Royal Bank of Canada	72,382
744	Toronto-Dominion Bank	36,966
		183,089
China / Hong Kong: 3.0%
257	Alibaba Group Holding Ltd. (ADR) *	35,227
900	Tencent Holdings Ltd. #	36,078
1,138	Yum China Holdings, Inc. (USD)	38,157
		109,462
Denmark: 1.0%
843	Novo Nordisk AS #	38,649
France: 4.9%
592	Essilor International SA #	74,870
285	Safran SA #	34,104
429	Sanofi SA #	37,131
490	Schneider Electric SE #	33,162
		179,267
Germany: 1.0%
495	Symrise AG #	36,593
Ireland: 4.0%
904	Allegion Plc (USD)	72,058
832	Medtronic Plc (USD)	75,679
		147,737
Japan: 3.7%
200	FANUC Corp. #	30,321
400	Hoshizaki Corp. #	24,247
1,100	Kao Corp. #	81,338
		135,906
Mexico: 1.1%
9,000	Grupo Aeroportuario del Centro Norte SAB de CV	42,798
Switzerland: 6.0%
1,641	ABB Ltd. #	31,244
486	Cie Financiere Richemont SA #	31,249
491	Nestle SA #	39,734
481	Novartis AG #	41,074
317	Roche Holding AG #	78,466
		221,767
United Kingdom: 8.3%
1,600	Experian Plc #	38,757
4,138	GlaxoSmithKline Plc #	78,800
762	London Stock Exchange Group Plc #	39,502
483	Reckitt Benckiser Group Plc #	36,957
691	Unilever NV (ADR) #	37,348
1,449	Unilever Plc #	76,017
		307,381
United States: 58.9%
255	Allergan Plc	34,083
72	Alphabet, Inc. *	75,237
24	Amazon.com, Inc. *	36,047
732	American Express Co.	69,774
459	AmerisourceBergen Corp.	34,150
381	Berkshire Hathaway, Inc. *	77,793
240	Biogen Idec, Inc. *	72,221
84	BlackRock, Inc.	32,997
724	Cardinal Health, Inc.	32,290
310	Caterpillar, Inc.	39,392
953	CBRE Group, Inc. *	38,158
929	Charles Schwab Corp.	38,581
1,247	Cheniere Energy, Inc. *	73,810
902	Coca-Cola Co.	42,710
637	Emerson Electric Co.	38,061
397	Equifax, Inc.	36,973
252	Facebook, Inc. *	33,035
571	Gilead Sciences, Inc.	35,716
878	Guidewire Software, Inc. *	70,442
1,700	Intel Corp.	79,781
694	John Wiley & Sons, Inc.	32,597
285	Jones Lang LaSalle, Inc.	36,081
637	Kellogg Co.	36,315
812	KLA-Tencor Corp.	72,666
465	McDonald’s Corp.	82,570
495	Microchip Technology, Inc.	35,600
720	Microsoft Corp.	73,130
953	Mondelez International, Inc.	38,149
364	PepsiCo, Inc.	40,215
1,825	Pfizer, Inc.	79,661
540	Salesforce.com, Inc. *	73,964
724	Starbucks Corp.	46,626
780	T. Rowe Price Group, Inc.	72,010
4,272	The Western Union Co.	72,880
944	Twenty-First Century Fox, Inc.	45,425
745	United Parcel Service, Inc.	72,660
724	Walt Disney Co.	79,387
1,574	Wells Fargo & Co.	72,530
893	Yum! Brands, Inc.	82,084
345	Zimmer Biomet Holdings, Inc.	35,783
		2,171,584
Total Common Stocks (Cost: $3,729,224)		3,688,577
MONEY MARKET FUND: 1.4% (Cost: $50,055)
50,055	Dreyfus Government Cash Management Fund - Institutional Shares	50,055
Total Investments: 101.4% (Cost: $3,779,279)		3,738,632
Liabilities in excess of other assets: (1.4)%		(51,353)
NET ASSETS: 100.0%		$3,687,279

Definitions:
ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $1,069,985 which represents 29.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	8.1%	$301,759
Consumer Discretionary	11.4	426,830
Consumer Staples	11.5	428,783
Energy	3.0	111,724
Financials	15.7	588,578
Health Care	18.0	673,703
Industrials	15.2	567,905
Information Technology	12.8	478,463
Materials	1.0	36,593
Real Estate	2.0	74,239
Money Market Fund	1.3	50,055
	100.0%	$3,738,632

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$114,344	$—	$114,344
Canada	183,089	—	—	183,089
China / Hong Kong	73,384	36,078	—	109,462
Denmark	—	38,649	—	38,649
France	—	179,267	—	179,267
Germany	—	36,593	—	36,593
Ireland	147,737	—	—	147,737
Japan	—	135,906	—	135,906
Mexico	42,798	—	—	42,798
Switzerland	—	221,767	—	221,767
United Kingdom	—	307,381	—	307,381
United States	2,171,584	—	—	2,171,584
Money Market Fund	50,055	—	—	50,055
Total	$2,668,647	$1,069,985	$—	$3,738,632

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR INTERNATIONAL MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.2%
Australia: 2.9%
43,306	National Australia Bank Ltd. #	$734,509
341,446	Telstra Corp. Ltd. #	684,894
40,620	Westpac Banking Corp. #	717,394
		2,136,797
Belgium: 0.9%
10,638	KBC Group NV #	682,884
Canada: 7.1%
26,655	BRP, Inc.	689,697
9,360	Canadian Imperial Bank of Commerce †	696,826
143,453	Comeco Corp.	1,625,899
23,462	Enbridge, Inc.	728,528
15,699	Nutrien Ltd.	737,018
18,710	TransCanada Corp.	667,823
		5,145,791
China / Hong Kong: 25.8%
3,390,000	Agricultural Bank of China Ltd. #	1,485,027
4,936	Alibaba Group Holding Ltd. (ADR) *	676,578
286,500	Anhui Conch Cement Co. Ltd. #	1,385,652
341,000	Anta Sports Products Ltd. #	1,632,730
1,765,000	Bank of China Ltd. #	761,008
129,500	Beijing Enterprises Holdings Ltd. #	686,767
928,000	China Construction Bank Corp. #	760,007
84,000	China Mobile Ltd. #	812,954
348,000	China Shenhua Energy Co. Ltd. #	759,080
102,500	CK Asset Holdings Ltd. #	750,060
458,000	CSPC Pharmaceutical Group Ltd. #	657,542
123,700	Hongkong Land Holdings Ltd. (USD) #	779,822
2,174,000	Industrial & Commercial Bank of China Ltd. #	1,546,506
483,600	MGM China Holdings Ltd. #	807,473
182,400	Sands China Ltd. #	795,566
335,800	Shanghai Pharmaceuticals Holding Co. Ltd. #	681,951
107,000	Sun Hung Kai Properties Ltd. #	1,527,288
19,200	Tencent Holdings Ltd. #	769,656
43,536	Yum China Holdings, Inc. (USD)	1,459,762
		18,735,429
Finland: 1.0%
85,717	Nordea Bank Abp (SEK) #	721,347
France: 3.2%
95,527	Orange SA #	1,544,576
7,473	Sodexo SA #	764,658
		2,309,234
Germany: 3.9%
17,168	Bayerische Motoren Werke AG #	1,389,253
12,954	Siemens AG #	1,442,406
		2,831,659
Japan: 14.7%
25,400	Calbee, Inc. #	792,559
32,100	Denso Corp. #	1,419,568
9,000	East Japan Railway Co. #	793,994
4,100	FANUC Corp. #	621,591
62,000	KDDI Corp. #	1,480,000
42,900	LINE Corp. * † #	1,463,683
10,200	Murata Manufacturing Co. Ltd. #	1,373,070
11,600	Nidec Corp. #	1,311,189
18,600	Seven & i Holdings Co. Ltd. #	807,455
24,700	Yaskawa Electric Corp. #	603,166
		10,666,275
Luxembourg: 2.3%
26,396	Millicom International Cellular SA (SDR) #	1,669,680
Mexico: 0.9%
79,400	Grupo Aeroportuario del Pacifico SAB de CV	644,433
Netherlands: 3.0%
19,918	Koninklijke Philips NV #	696,730
49,708	Royal Dutch Shell Plc (GBP) #	1,461,900
		2,158,630
Singapore: 5.5%
663,500	CapitaLand Ltd. #	1,513,009
534,200	CapitaLand Mall Trust #	885,827
1,030,200	Genting Singapore Ltd. #	737,409
99,800	Oversea-Chinese Banking Corp. Ltd. #	825,474
		3,961,719
South Korea: 1.9%
40,472	Samsung Electronics Co. Ltd. #	1,408,900
Spain: 3.0%
56,139	Grifols SA † #	1,470,406
84,964	Telefonica SA #	713,553
		2,183,959
Switzerland: 5.7%
51,364	Credit Suisse Group AG #	559,844
17,172	LafargeHolcim Ltd. #	706,579
6,238	Roche Holding AG #	1,544,083
108,134	UBS Group AG #	1,344,814
		4,155,320
United Kingdom: 15.5%
128,921	BAE Systems Plc #	753,449
111,800	BP Plc #	706,210
234,453	BT Group Plc #	712,318
39,926	GlaxoSmithKline Plc #	760,314
89,933	HSBC Holdings Plc #	741,341
23,551	Imperial Tobacco Group Plc #	714,253
247,506	Kingfisher Plc #	650,255
2,111,578	Lloyds Banking Group Plc #	1,390,820
234,442	Meggitt Plc #	1,407,196
133,474	Rolls-Royce Holdings Plc #	1,405,047
83,211	Smiths Group Plc #	1,447,481
52,902	WPP Plc #	575,280
		11,263,964
United States: 0.9%
232,200	Samsonite International SA (HKD) # Reg S 144A	659,738
Total Common Stocks (Cost: $78,542,492)		71,335,759
PREFERRED STOCKS: 1.8%
Chile: 1.8% (Cost: $1,510,591)
34,013	Sociedad Quimica y Minera de Chile SA, 4.83%	1,338,220
MONEY MARKET FUND: 0.1% (Cost: $51,956)
51,956	Dreyfus Government Cash Management Fund - Institutional Shares	51,956
Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $80,105,039)		72,725,935

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.0%
Repurchase Agreements: 4.0%
$870,841	Repurchase agreement dated 12/31/18 with Citigroup Global Markets, Inc. , 3.02%, due 1/2/19, proceeds $870,987; (collateralized by various U.S. government and agency obligations, 2.50% to 8.00%, due 1/25/19 to 7/15/60, valued at $888,258 including accrued interest)	870,841
1,000,000	Repurchase agreement dated 12/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.00%, due 1/2/19, proceeds $1,000,167; (collateralized by various U.S. government and agency obligations, 2.73% to 5.50%, due 1/1/34 to 1/1/49, valued at $1,020,000 including accrued interest)	1,000,000
1,000,000	Repurchase agreement dated 12/31/18 with Nomura Securities International, Inc. , 3.00%, due 1/2/19, proceeds $1,000,167; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/3/19 to 11/20/68, valued at $1,020,000 including accrued interest)	1,000,000
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $2,870,841)		2,870,841
Total Investments: 104.1% (Cost: $82,975,880)		75,596,776
Liabilities in excess of other assets: (4.1)%		(2,966,021)
NET ASSETS: 100.0%		$72,630,755

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipt
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $2,727,167.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $63,409,195 which represents 87.3% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $659,738, or 0.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	14.3%	$10,426,594
Consumer Discretionary	16.1	11,682,687
Consumer Staples	3.2	2,314,267
Energy	8.2	5,949,440
Financials	17.8	12,967,801
Health Care	8.0	5,811,026
Industrials	13.5	9,826,786
Information Technology	4.7	3,385,136
Materials	5.7	4,167,469
Real Estate	7.5	5,456,006
Utilities	0.9	686,767
Money Market Fund	0.1	51,956
	100.0%	$72,725,935

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
Australia	$—	$2,136,797	$—	$2,136,797
Belgium	—	682,884	—	682,884
Canada	5,145,791	—	—	5,145,791
China / Hong Kong	2,136,340	16,599,089	—	18,735,429
Finland	—	721,347	—	721,347
France	—	2,309,234	—	2,309,234
Germany	—	2,831,659	—	2,831,659
Japan	—	10,666,275	—	10,666,275
Luxembourg	—	1,669,680	—	1,669,680
Mexico	644,433	—	—	644,433
Netherlands	—	2,158,630	—	2,158,630
Singapore	—	3,961,719	—	3,961,719
South Korea	—	1,408,900	—	1,408,900
Spain	—	2,183,959	—	2,183,959
Switzerland	—	4,155,320	—	4,155,320
United Kingdom	—	11,263,964	—	11,263,964
United States	—	659,738	—	659,738
Preferred Stocks*	1,338,220	—	—	1,338,220
Money Market Fund	51,956	—	—	51,956
Repurchase Agreements	—	2,870,841	—	2,870,841
Total	$9,316,740	$66,280,036	$—	$75,596,776

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS MORNINGSTAR WIDE MOAT ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Banks: 2.5%
859,551	Wells Fargo & Co.	$39,608,110
Capital Goods: 5.0%
170,130	Caterpillar, Inc.	21,618,419
349,187	Emerson Electric Co.	20,863,923
112,489	General Dynamics Corp.	17,684,396
176,680	United Technologies Corp.	18,812,886
		78,979,624
Commercial & Professional Services: 1.3%
217,520	Equifax, Inc.	20,257,638
Consumer Durables & Apparel: 1.2%
253,961	Polaris Industries, Inc.	19,473,730
Consumer Services: 4.5%
138,571	McDonald’s Corp.	24,606,052
716,025	Starbucks Corp.	46,112,010
		70,718,062
Diversified Financials: 9.8%
101,069	BlackRock, Inc.	39,701,925
944,018	Charles Schwab Corp.	39,205,068
592,633	State Street Corp.	37,377,363
427,229	T. Rowe Price Group, Inc.	39,441,781
		155,726,137
Food, Beverage & Tobacco: 13.8%
1,114,512	Campbell Soup Co. †	36,767,751
1,066,245	General Mills, Inc.	41,519,580
216,008	Hershey Co.	23,151,737
349,633	Kellogg Co.	19,932,577
1,001,714	Mondelez International, Inc.	40,098,611
197,847	PepsiCo, Inc.	21,858,137
526,984	Philip Morris International, Inc.	35,181,452
		218,509,845
Health Care Equipment & Services: 12.0%
505,773	AmerisourceBergen Corp.	37,629,511
808,384	Cardinal Health, Inc.	36,053,926
339,535	McKesson Corp.	37,508,431
453,877	Medtronic Plc	41,284,652
359,755	Zimmer Biomet Holdings, Inc.	37,313,789
		189,790,309
Household & Personal Products: 1.5%
263,777	The Procter and Gamble Co.	24,246,382
Materials: 2.0%
776,239	Compass Minerals International, Inc. †	32,361,404
Media & Entertainment: 8.7%
1,172,246	Comcast Corp.	39,914,976
285,720	Facebook, Inc. *	37,455,035
379,980	John Wiley & Sons, Inc.	17,847,661
395,120	Walt Disney Co.	43,324,908
		138,542,580
Pharmaceuticals, Biotechnology: 9.8%
256,531	Allergan Plc	34,287,933
131,142	Biogen Idec, Inc. *	39,463,251
395,499	Bristol-Myers Squibb Co.	20,558,038
611,449	Gilead Sciences, Inc.	38,246,135
512,124	Pfizer, Inc.	22,354,213
		154,909,570
Real Estate: 2.5%
317,987	Jones Lang LaSalle, Inc.	40,257,154
Retailing: 2.3%
24,513	Amazon.com, Inc. *	36,817,791
Semiconductor: 10.3%
1,197,966	Applied Materials, Inc.	39,221,407
931,641	Intel Corp.	43,721,912
445,059	KLA-Tencor Corp.	39,828,330
559,319	Microchip Technology, Inc.	40,226,223
		162,997,872
Software & Services: 10.2%
317,046	Blackbaud, Inc.	19,942,193
247,856	Guidewire Software, Inc. *	19,885,487
199,382	Microsoft Corp.	20,251,230
294,520	Salesforce.com, Inc. *	40,340,404
117,999	ServiceNow, Inc. *	21,009,722
2,332,718	The Western Union Co.	39,796,169
		161,225,205
Utilities: 2.7%
607,787	Dominion Energy, Inc.	43,432,459
Total Common Stocks (Cost: $1,670,911,630)		1,587,853,872

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.3%
Repurchase Agreements: 2.3%
$8,494,593	Repurchase agreement dated 12/31/18 with Credit Agricole CIB, 3.00%, due 1/2/19, proceeds $8,496,009; (collateralized by various U.S. government and agency obligations, 4.00% to 4.50%, due 6/20/48 to 8/1/48, valued at $8,664,485 including accrued interest)	8,494,593
8,494,593	Repurchase agreement dated 12/31/18 with Daiwa Capital Markets America, Inc., 3.05%, due 1/2/19, proceeds $8,496,032; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 1/25/19 to 2/1/49, valued at $8,664,485 including accrued interest)	8,494,593
8,494,593	Repurchase agreement dated 12/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.00%, due 1/2/19, proceeds $8,496,009; (collateralized by various U.S. government and agency obligations, 2.73% to 5.50%, due 1/1/34 to 1/1/49, valued at $8,664,485 including accrued interest)	8,494,593
8,494,593	Repurchase agreement dated 12/31/18 with Nomura Securities International, Inc. , 3.00%, due 1/2/19, proceeds $8,496,009; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/3/19 to 11/20/68, valued at $8,664,485 including accrued interest)	8,494,593
1,781,824	Repurchase agreement dated 12/31/18 with RBC Capital Markets LLC, 3.00%, due 1/2/19, proceeds $1,782,121; (collateralized by various U.S. government and agency obligations, 2.21% to 6.50%, due 2/1/20 to 11/1/48, valued at $1,817,460 including accrued interest)	1,781,824
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $35,760,196)		35,760,196
Total Investments: 102.4% (Cost: $1,706,671,826)		1,623,614,068
Liabilities in excess of other assets: (2.4)%		(37,582,297)
NET ASSETS: 100.0%		$1,586,031,771

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $34,472,804.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	8.7%	$138,542,580
Consumer Discretionary	8.0	127,009,583
Consumer Staples	15.3	242,756,227
Financials	12.3	195,334,247
Health Care	21.7	344,699,879
Industrials	6.3	99,237,262
Information Technology	20.4	324,223,077
Materials	2.1	32,361,404
Real Estate	2.5	40,257,154
Utilities	2.7	43,432,459
	100.0%	$1,587,853,872

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$1,587,853,872	$—	$—	$1,587,853,872
Repurchase Agreements	—	35,760,196	—	35,760,196
Total	$1,587,853,872	$35,760,196	$—	$1,623,614,068

* See Schedule of Investments for industry sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS NDR CMG LONG/FLAT ALLOCATION ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUND: 78.1% (Cost: $44,510,098)
176,287	Vanguard S&P 500 ETF	$40,512,515

Principal Amount
SHORT-TERM INVESTMENTS: 21.9%
United States Treasury Obligation: 21.8% (Cost: $11,328,580)
$11,382,000	United States Treasury Bill 2.05%, 03/14/19 ♦	11,327,603

Number of Shares
Money Market Fund: 0.1% (Cost: $49,555)
49,555	Dreyfus Government Cash Management Fund - Institutional Shares	49,555
Total Short-term Investments (Cost: $11,378,135)		11,377,158
Total Investments: 100.1% (Cost: $55,888,233)		51,889,673
Liabilities in excess of other assets: (0.1)%		(43,147)
NET ASSETS: 100.0%		$51,846,526

Footnotes:

♦	Rate shown is the effective yield at purchase date

Summary of Investments by Sector	% of Investments	Value
Exchange Traded Fund	78.1%	$40,512,515
Government	21.8	11,327,603
Money Market Fund	0.1	49,555
	100.0%	$51,889,673

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Fund	$40,512,515	$—	$—	$40,512,515
United States Treasury Obligation	—	11,327,603	—	11,327,603
Money Market Fund	49,555	—	—	49,555
Total	$40,562,070	$11,327,603	$—	$51,889,673

See Notes to Schedules of Investments

VANECK VECTORS PHARMACEUTICAL ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
Denmark: 5.5%
270,916	Novo-Nordisk AS (ADR)	$12,481,100
France: 5.3%
276,075	Sanofi SA (ADR)	11,984,416
Ireland: 8.5%
291,811	Endo International Plc (USD) *	2,130,220
79,671	Jazz Pharmaceuticals Plc (USD) *	9,876,017
190,596	Perrigo Co. Plc (USD)	7,385,595
		19,391,832
Israel: 4.0%
590,753	Teva Pharmaceutical Industries Ltd. (ADR)	9,109,411
Switzerland: 5.3%
141,437	Novartis AG (ADR)	12,136,709
United Kingdom: 12.9%
320,352	AstraZeneca Plc (ADR)	12,166,969
330,808	GlaxoSmithKline Plc (ADR)	12,640,174
47,395	GW Pharmaceuticals Plc (ADR) *	4,615,799
		29,422,942
United States: 58.6%
140,686	AbbVie, Inc.	12,969,842
177,550	Akorn, Inc. *	601,895
134,803	AmerisourceBergen Corp.	10,029,343
464,915	Bausch Health Cos, Inc. *	8,586,980
209,925	Bristol-Myers Squibb Co.	10,911,902
238,850	Catalent, Inc. *	7,447,343
109,016	Eli Lilly & Co.	12,615,332
84,738	Johnson & Johnson	10,935,439
108,368	Mallinckrodt Plc *	1,712,215
90,962	McKesson Corp.	10,048,572
159,786	Merck and Co., Inc.	12,209,248
368,905	Mylan NV *	10,107,997
117,008	Patterson Companies, Inc.	2,300,377
282,266	Pfizer, Inc.	12,320,911
123,643	Zoetis, Inc.	10,576,422
		133,373,818
Total Common Stocks (Cost: $322,034,149)		227,900,228
MONEY MARKET FUND: 0.1% (Cost: $167,376)
167,376	Dreyfus Government Cash Management Fund - Institutional Shares	167,376
Total Investments: 100.2% (Cost: $322,201,525)		228,067,604
Liabilities in excess of other assets: (0.2)%		(406,122)
NET ASSETS: 100.0%		$227,661,482

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Health Care	28.4%	$64,724,643
Pharmaceuticals	71.5	163,175,585
Money Market Fund	0.1	167,376
	100.0%	$228,067,604

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$227,900,228	$—	$—	$227,900,228
Money Market Fund	167,376	—	—	167,376
Total	$228,067,604	$—	$—	$228,067,604

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS REAL ASSET ALLOCATION ETF

CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
EXCHANGE TRADED FUNDS: 20.9%
136,873	iShares Gold Trust *	$1,682,169
131,212	SPDR Gold MiniShares Trust *	1,682,138
Total Exchange Traded Funds (Cost: $3,216,590)		3,364,307

Principal Amount
SHORT-TERM INVESTMENTS: 79.3%
United States Treasury Obligations: 79.1% (Cost: $12,748,485)
$5,054,000	United States Treasury Bill 2.32%, 01/31/19 ♦	5,044,550
7,748,000	United States Treasury Bill 2.41%, 03/28/19 ♦	7,703,862
		12,748,412
Number of Shares
Money Market Fund: 0.2% (Cost: $26,735)
26,735	Dreyfus Government Cash Management Fund - Institutional Shares	26,735
Total Short-term Investments (Cost: $12,775,220)		12,775,147
Total Investments: 100.2% (Cost: $15,991,810)		16,139,454
Liabilities in excess of other assets: (0.2)%		(26,333)
NET ASSETS: 100.0%		$16,113,121

Footnotes:

*	Non-income producing
♦	Rate shown is the effective yield at purchase date

A summary of the Fund’s transactions in securities of affiliates for the period ended December 31, 2018 is set forth below:

Affiliates	Value 09/30/18	Purchases	Sales Proceeds	Realized (Loss)	Dividend Income	Net Change in Unrealized (Depreciation)	Value 12/31/18
VanEck Vectors Agribusiness ETF	$761,332	$—	$(700,717)	$(40,189)	$—	$(20,426)	$—
VanEck Vectors Oil Services ETF	759,353	—	(619,472)	(124,031)	—	(15,850)	—
VanEck Vectors Unconventional Oil & Gas ETF	760,854	—	(628,350)	(104,421)	—	(28,083)	—
	$2,281,539	$—	$(1,948,539)	$(268,641)	$—	$(64,359)	$—

Summary of Investments by Sector	% of Investments	Value
Gold Bullion	20.8%	$3,364,307
Government	79.0	12,748,412
Money Market Fund	0.2	26,735
	100.0%	$16,139,454

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Exchange Traded Funds	$3,364,307	$—	$—	$3,364,307
United States Treasury Obligations	—	12,748,412	—	12,748,412
Money Market Fund	26,735	—	—	26,735
Total	$3,391,042	$12,748,412	$—	$16,139,454

See Notes to Schedules of Investments

VANECK VECTORS RETAIL ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.1%
China / Hong Kong: 2.2%
111,964	JD.com, Inc. (ADR) *	$2,343,406
United States: 97.9%
13,437	Amazon.com, Inc. *	20,181,971
19,681	AmerisourceBergen Corp.	1,464,266
3,046	AutoZone, Inc. *	2,553,584
25,407	Best Buy Co., Inc.	1,345,555
31,358	Cardinal Health, Inc.	1,398,567
24,533	Costco Wholesale Corp.	4,997,617
75,015	CVS Caremark Corp.	4,914,983
27,667	Dollar General Corp.	2,990,249
27,993	Dollar Tree, Inc. *	2,528,328
67,766	Home Depot, Inc.	11,643,554
18,402	Kohl's Corp.	1,220,789
103,674	Kroger Co.	2,851,035
25,550	L Brands, Inc.	655,868
54,606	Lowe's Cos, Inc.	5,043,410
35,692	MACY'S, Inc.	1,062,908
22,982	McKesson Corp.	2,538,822
10,538	O'Reilly Automotive, Inc. *	3,628,550
40,725	Ross Stores, Inc.	3,388,320
63,555	Sysco Corp.	3,982,356
61,383	Target Corp.	4,056,802
40,735	The Gap, Inc.	1,049,334
109,105	TJX Cos., Inc.	4,881,358
61,011	Walgreens Boots Alliance, Inc.	4,168,882
113,295	Wal-Mart Stores, Inc.	10,553,429
		103,100,537
Total Common Stocks (Cost: $126,355,349)		105,443,943
MONEY MARKET FUND: 0.0% (Cost: $25,286)
25,286	Dreyfus Government Cash Management Fund - Institutional Shares	25,286
Total Investments: 100.1% (Cost: $126,380,635)		105,469,229
Liabilities in excess of other assets: (0.1)%		(82,122)
NET ASSETS: 100.0%		$105,387,107

Definitions:

ADR	American Depositary Receipt

Footnotes:

*	Non-income producing

Summary of Investments by Sector	% of Investments	Value
Consumer Discretionary	65.0%	$68,573,986
Consumer Staples	25.2	26,553,319
Health Care	9.8	10,316,638
Money Market Fund	0.0	25,286
	100.0%	$105,469,229

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$105,443,943	$—	$—	$105,443,943
Money Market Fund	25,286	—	—	25,286
Total	$105,469,229	$—	$—	$105,469,229

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS SEMICONDUCTOR ETF

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 100.0%
Netherlands: 9.2%
223,292	ASML Holding NV (USD)	$34,748,701
416,391	NXP Semiconductors NV (USD)	30,513,132
		65,261,833
Switzerland: 2.0%
987,337	STMicroelectronics NV (USD)	13,704,238
Taiwan: 9.7%
1,869,199	Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	68,992,135
United States: 79.1%
1,449,789	Advanced Micro Devices, Inc. *	26,763,105
372,683	Analog Devices, Inc.	31,987,382
970,781	Applied Materials, Inc.	31,783,370
165,867	Broadcom, Inc.	42,176,661
364,925	Cadence Design Systems, Inc. *	15,866,939
2,069,527	Intel Corp.	97,122,902
168,558	KLA-Tencor Corp.	15,084,255
230,531	Lam Research Corp.	31,391,406
827,273	Marvell Technology Group Ltd.	13,393,550
338,950	Maxim Integrated Products, Inc.	17,235,608
264,576	Microchip Technology, Inc.	19,028,306
921,475	Micron Technology, Inc. *	29,238,402
280,167	NVIDIA Corp.	37,402,294
529,706	ON Semiconductor Corp. *	8,745,446
126,608	Qorvo, Inc. *	7,688,904
639,144	Qualcomm, Inc.	36,373,685
223,400	Skyworks Solutions, Inc.	14,972,268
219,277	Teradyne, Inc.	6,880,912
441,134	Texas Instruments, Inc.	41,687,163
60,929	Universal Display Corp. †	5,701,127
358,248	Xilinx, Inc.	30,511,982
		561,035,667
Total Common Stocks (Cost: $936,029,316)		708,993,873
MONEY MARKET FUND: 0.0% (Cost: $236,570)
236,570	Dreyfus Government Cash Management Fund - Institutional Shares	236,570
Total Investments Before Collateral for Securities Loaned: 100.0% (Cost: $936,265,886)		709,230,443

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.7%
Repurchase Agreements: 0.7%
$1,105,367	Repurchase agreement dated 12/31/18 with Credit Agricole CIB, 3.00%, due 1/2/19, proceeds $1,105,551; (collateralized by various U.S. government and agency obligations, 4.00% to 4.50%, due 6/20/48 to 8/1/48, valued at $1,127,474 including accrued interest)	1,105,367
1,105,367	Repurchase agreement dated 12/31/18 with Daiwa Capital Markets America, Inc., 3.05%, due 1/2/19, proceeds $1,105,554; (collateralized by various U.S. government and agency obligations, 2.00% to 6.50%, due 1/25/19 to 2/1/49, valued at $1,127,474 including accrued interest)	1,105,367
1,105,367	Repurchase agreement dated 12/31/18 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 3.00%, due 1/2/19, proceeds $1,105,551; (collateralized by various U.S. government and agency obligations, 2.73% to 5.50%, due 1/1/34 to 1/1/49, valued at $1,127,474 including accrued interest)	1,105,367
1,105,367	Repurchase agreement dated 12/31/18 with Nomura Securities International, Inc., 3.00%, due 1/2/19, proceeds $1,105,551; (collateralized by various U.S. government and agency obligations, 0.00% to 7.50%, due 1/3/19 to 11/20/68, valued at $1,127,474 including accrued interest)	1,105,367
231,370	Repurchase agreement dated 12/31/18 with RBC Capital Markets LLC, 3.00%, due 1/2/19, proceeds $231,409; (collateralized by various U.S. government and agency obligations, 2.21% to 6.50%, due 2/1/20 to 11/1/48, valued at $235,997 including accrued interest)	231,370
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $4,652,838)		4,652,838
Total Investments: 100.7% (Cost: $940,918,724)		713,883,281
Liabilities in excess of other assets: (0.7)%		(4,689,366)
NET ASSETS: 100.0%		$709,193,915

Definitions:

ADR	American Depositary Receipt
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $4,590,544.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Information Technology	17.2%	$121,511,554
Semiconductor Equipment	16.9	119,888,644
Semiconductors	65.9	467,593,675
Money Market Fund	0.0	236,570
	100.0%	$709,230,443

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$708,993,873	$—	$—	$708,993,873
Money Market Fund	236,570	—	—	236,570
Repurchase Agreements	—	4,652,838	—	4,652,838
Total	$709,230,443	$4,652,838	$—	$713,883,281

* See Schedule of Investments for geographic sector breakouts.

See Notes to Schedules of Investments

VANECK VECTORS VIDEO GAMING AND ESPORTS

SCHEDULE OF INVESTMENTS

December 31, 2018 (unaudited)

Number of Shares		Value
COMMON STOCKS: 99.8%
China / Hong Kong: 15.4%
53,000	Kingsoft Corp. Ltd. #	$76,284
1,337	NetEase, Inc. (ADR)	314,690
10,900	Tencent Holdings Ltd. #	436,940
		827,914
France: 4.5%
3,022	Ubisoft Entertainment SA * #	242,906
Japan: 28.9%
5,800	Bandai Namco Holdings, Inc. #	260,155
5,800	Capcom Co. Ltd. #	114,884
8,600	Dena Co. Ltd. #	143,303
34,500	GungHo Online Entertainment, Inc. * #	63,080
5,700	Konami Holdings Corp. #	250,218
20,200	Nexon Co. Ltd. * #	260,511
1,200	Nintendo Co. Ltd. #	318,328
5,200	Square Enix Holdings Co. Ltd. #	141,417
		1,551,896
Poland: 3.1%
4,242	CD Project SA * #	164,398
Singapore: 3.7%
58,000	IGG, Inc. (HKD) #	79,550
10,763	Sea Ltd. (ADR) *	121,837
		201,387
South Korea: 9.1%
556	NCsoft Corp. #	233,059
1,613	Netmarble Corp. # Reg S 144A	161,192
520	Pearl Abyss Corp. * #	97,331
		491,582
Taiwan: 2.9%
63,000	Micro-Star International Co. Ltd. #	156,762
United States: 32.2%
7,956	Activision Blizzard, Inc.	370,511
13,444	Advanced Micro Devices, Inc. *	248,176
3,650	Electronic Arts, Inc. *	288,021
2,959	NVIDIA Corp.	395,026
2,378	Take-Two Interactive Software, Inc. *	244,791
47,550	Zynga, Inc. *	186,871
		1,733,396
Total Common Stocks (Cost: $5,739,566)		5,370,241
MONEY MARKET FUND: 0.4% (Cost: $18,966)
18,966	Dreyfus Government Cash Management Fund - Institutional Shares	18,966
Total Investments: 100.2% (Cost: $5,758,532)		5,389,207
Liabilities in excess of other assets: (0.2)%		(8,773)
NET ASSETS: 100.0%		$5,380,434

Definitions:

ADR	American Depositary Receipt
HKD	Hong Kong Dollar

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,200,318 which represents 59.5% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $161,192, or 3.0% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	78.6%	$4,233,838
Consumer Discretionary	4.8	260,155
Information Technology	16.2	876,248
Money Market Fund	0.4	18,966
	100.0%	$5,389,207

The summary of inputs used to value the Fund’s investments as of December 31, 2018 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks
China / Hong Kong	$314,690	$513,224	$—	$827,914
France	—	242,906	—	242,906
Japan	—	1,551,896	—	1,551,896
Poland	—	164,398	—	164,398
Singapore	121,837	79,550	—	201,387
South Korea	—	491,582	—	491,582
Taiwan	—	156,762	—	156,762
United States	1,733,396	—	—	1,733,396
Money Market Fund	18,966	—	—	18,966
Total	$2,188,889	$3,200,318	$—	$5,389,207

See Notes to Schedules of Investments

VANECK VECTORS ETF TRUST

NOTES TO SCHEDULES OF INVESTMENTS

December 31, 2018 (unaudited)

Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of Van Eck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments and are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: February 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: February 26, 2019

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: February 26, 2019